Benefit Plans - Summary of Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations		8.50%
Rate of compensation increases		4.50%
Expected return in plan assets			0.75%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations	5.25%		0.75%
Discount rate for net periodic benefit costs	4.75%	0.75%	1.00%
Rate of compensation increases	4.50%		2.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations	9.25%		7.50%
Discount rate for net periodic benefit costs	8.50%	7.50%	7.00%
Rate of compensation increases	5.00%		4.50%